SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 02, 2023 USD ($) shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 23, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 18, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 27, 2023 USD ($)
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares					1,097,900		569,200
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares				$ 3.05		$ 3.57
Short form base shelf prospectus | $											$ 200,000
Aggregate offering value under ATM equity facility | $										$ 60,000		$ 60,000
Public equity offerings, net of issuance costs (shares) | shares		9,293,150
Equity issuance, price per share | $ / shares		$ 4.95
Proceeds from issuing shares | $		$ 46,001
Payments of commission | $		2,524
Additional transaction costs | $		$ 361
Maximum percentage of ownership of issued and outstanding shares for stock option plan				5.00%	5.00%	7.00%	7.00%
Weighted average share price | $ / shares				$ 4.49		$ 6.77
Share-based compensation expense | $					$ 1,537		$ 1,642
Unvested share option expense not yet recognized | $				$ 392	$ 392	$ 442	$ 442
Maximum percentage of ownership of issued and outstanding shares for share units plan			1.50%
Performance share units granted | shares					471,000		316,000
Performance share units settled for shares | shares	205,918				611,000		797,000
Shares issuable from settlement of performance share units | shares				350,829	350,829
Settlement of performance share units (shares) | shares	411,836
Performance share units settled for shares for cash | shares	405,082
Amount of performance share units settled for shares | $	$ 2,412
Share based compensation expense related to performance share units | $					$ 1,413		$ 1,713
Expense (recovery) on directors compensation related to deferred share units | $					$ 1,327		$ 885
Deferred share units outstanding | shares				1,044,204	1,044,204	1,044,204	1,044,204	1,348,765
Deferred share units outstanding, fair market value | $				$ 2,048	$ 2,048	$ 3,375	$ 3,375
Deferred share units, redeemed | shares					0		304,561
Expense (recovery) related to share appreciation rights | $					$ 64		$ 1
Share appreciation rights, outstanding | shares				51,349	51,349	181,739	181,739	113,670
Share appreciation rights outstanding, fair market value | $				$ 43	$ 43	$ 111	$ 111
Number of anti-dilutive stock options | shares				2,950,194	2,950,194	2,821,931	2,821,931
June 2023 ATM Facility [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares					23,428,572
Equity issuance, price per share | $ / shares					$ 2.47
Proceeds from issuing shares | $					$ 57,906
Payments of commission | $					1,158
Additional transaction costs | $					$ 526
December 2023 ATM Facility [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares					2,311,621
Equity issuance, price per share | $ / shares					$ 2.06
Proceeds from issuing shares | $					$ 4,750
Payments of commission | $					95
Additional transaction costs | $					$ 211
Performance share units granted in 2020 [Member]
Disclosure of classes of share capital [line items]
Performance share units accelerated | shares								67,000	195,000
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of classes of share capital [line items]
Deferred share units, granted | shares					225,482		109,634
Deferred share units outstanding | shares				330,078	330,078	104,596	104,596	0
Deferred share units of share based compensation expense | $					$ 667		$ 523
Deferred share units settled for shares | shares					0		5,038
March 1, 2023 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					194,000
March 4, 2024 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					215,000
March 24, 2025 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					409,000
June 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					60,000
Events After Reporting Period [Member] | December 2023 ATM Facility [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares					15,861,552
Equity issuance, price per share | $ / shares					$ 1.51
Proceeds from issuing shares | $					$ 23,906
Payments of commission | $					$ 478
Minimum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			200.00%